Income Tax	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
INCOME TAX
8.INCOME TAX
(a) Income tax expense
The significant components of income tax expense are as follows:

	Years Ended March 31,
Income tax expense	2025	2024
Current	$17,713	$14,671
Deferred	8,475	5,606
	$26,188	$20,277

The reconciliation of the Canadian statutory income tax rates to the effective tax rate is as follows:

	Years ended March 31,
	2025	2024
Reported income before income taxes	$104,957	$69,955
Canadian statutory income tax rate	27%	27%
Income tax expense computed at Canadian statutory income tax rate	28,338	18,888
Impact from differences between foreign tax rates and Canadian statutory tax rate	(6,697)	(6,579)
Impact from permanent items	(319)	(351)
Withholding taxes	2,419	6,064
Change in unrecognized deferred tax assets	2,447	2,255
Income tax expenses	$26,188	$20,277

(b) Deferred income tax
The continuity of deferred income tax liabilities is summarized as follows:

	Years ended March 31,
	2025	2024
Deferred income tax liabilities, beginning of the year	$(51,108)	$(47,917)
Deferred income tax expense recognized	(8,475)	(5,606)
Foreign exchange impact	245	2,415
Deferred income tax liabilities, end of the year	$(59,338)	$(51,108)
The significant components of the Company’s deferred income tax are as follows:

As at	March 31, 2025	March 31, 2024
Deferred income tax assets
Plant and equipment	$15,154	$13,121
Non-capital loss carry forwards	133	806
Environmental rehabilitation	2,410	1,462
Unrealized loss on investments	517	503
Other deductible temporary difference	63	327
Total deferred income tax assets	18,277	16,219

Deferred income tax liabilities
Mineral rights and properties	(75,188)	(67,174)
Other taxable temporary difference	(2,427)	(153)
Total deferred income tax liabilities	(77,615)	(67,327)

Net deferred income tax liabilities	$(59,338)	$(51,108)
Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdictions in which the tax benefits arose. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

As at	March 31, 2025	March 31, 2024
Non-capital loss carry forward	$50,891	$77,298
Plant and equipment	4,790	2,003
Mineral rights and properties	892	6,199
Other deductible temporary difference	17,523	10,108
	$74,096	$95,608
As at March 31, 2025, the Company has the following net operating losses, expiring in various years and available to offset future taxable income in Canada, Ecuador and China, respectively.

Year expired	Canada	China	Ecuador	Other	Total
2025	$—	$—	$5,184	$—	$5,184
2026	—	1,299	11,299	—	12,598
2027	—	1,181	2,154	—	3,335
2028	—	1,165	1,983	—	3,148
2029	1	2,850	46,897	—	49,748
2030	1,021	—	—	—	1,021
2031	5,927	—	—	—	5,927
2032	8,599	—	—	206	8,805
2033	8,849	—	—	26	8,875
2034 and after	111,482	—	—	125	111,607
Total	$135,879	$6,495	$67,517	$357	$210,248
As at March 31, 2025, temporary differences of $272.0 million (March 31, 2024 - $249.9 million) associated with the investments in subsidiaries have not been recognized as the Company is able to control the timing of the reversal of these differences which are not expected to reverse in the foreseeable future.